Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are summarized as follows:

	September 30, 2019	December 31, 2018
Accounts payable and accrued expenses	$3,485,949	$3,591,641
Accrued taxes (VAT, Sales, Payroll, etc.)	3,394,293	3,243,806
Accrued income taxes	54,948	61,790
Accrued interest	496,533	489,269
	$7,431,723	$7,386,506

Accounts payable and accrued expenses are summarized as follows:

	December 31, 2018	December 31, 2017

Accounts payable and accrued expenses	$2,096,642	$3,678,691	*
Accrued taxes (VAT, Sales, Payroll, etc.)	3,243,806	826,305
Accrued income taxes	61,790	83,878
Accrued interest	1,984,268	1,208,378
	$7,386,506	$5,797,252

*Amount excludes deferred revenue which is broken out separately on the balance sheet in this 10-K filing.